Segmental and geographical information	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segmental and geographical information
6.	Segmental and geographical information

The Group has identified four operating segments. This assessment is based on information reported to the Group’s Chief Executive for the purpose of assessing segmental performance and resource allocation.

These are the Marketplace (which operates the Farfetch.com marketplace website and app), Farfetch Black & White Solutions (a white label website solution for luxury brands), Stores (operation of the Browns luxury boutiques) and Store of the Future (provision of technology solutions to retail outlets). The Marketplace represents over 90% of the Group’s revenue, results and assets. As such the Group has presented only one reportable segment.

Geographical information

The Group operates a platform that connects retailers and brands, which provide supply, with consumers, who provide demand. Therefore, the Group believes it is relevant to disclose geographical revenue information on both a supply basis, determined by location of the Farfetch contracting entity, and on a demand basis, determined by location of consumer.

The Group’s UK revenue, based on location of the Farfetch contracting entity, was $492,495,000 (2017: $335,345,000, 2016: $208,857,000).

The Group’s revenue from external customers, based on consumer ship-to location, and information about its segment assets by geographical location are detailed below:

	2016	2017	2018
Revenue from external customers
Americas	77,608	111,349	175,060
Europe, Middle East and Africa	92,885	156,507	240,662
Asia Pacific	71,623	118,110	186,662
	242,116	385,966	602,384

	2017	2018
Non-current assets
Americas	4,046	6,089
United Kingdom	53,594	118,374
Europe, Middle East and Africa	45,596	21,500
Asia Pacific	7,030	6,020
	110,266	151,983

For the year ended December 31, 2018, the Group revised its methodology for determining the geographical location of revenue from being based on customer shipping location to customer billing location. In addition, the Group previously disclosed first-party sales based on the location of the seller. The Group has revised this to being based on the customer billing location which is consistent with third-party based sales. Revenue by geographical location for the year ended December 31, 2016 and 2017 has been revised to reflect this change in methodology.

No single customer amounted for more than 10% of Group revenues (2017: none, 2016: none).